Accrued Expenses and Other Liabilities (Details) $ in Thousands, £ in Millions	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2018 GBP (£)
Payables and Accruals [Abstract]
Compensation and benefits	$ 3,408	$ 6,568
Research and development costs	14,173	10,449
UCLB milestone and option	810	663	£ 0.5
Professional fees	3,125	2,611
U.S. Corporate and local tax	0	391
Other liabilities	955	716
Total accrued expenses and other liabilities	$ 22,471	$ 21,398